Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy for the Plan's Investments Measured at Fair Value
The fair values of plan investments are as follows:

	As of December 31,
	2025	2024
	(In $ thousands)
Investments
Common/collective trusts	1,118,619	907,946
Corporate stock	10,043	13,886
Short-term investment funds	76,095	61,062
Total investments, at fair value	1,204,757	982,894